Phoenix Investment Partners

                       SEMIANNUAL REPORT

                                                 APRIL 30, 2000


                EUCLID



                                                 Phoenix-Euclid
                                                 Market Neutral Fund






[LOGO]

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

  We are pleased to provide this financial summary for the six months ended April 30, 2000 for the Phoenix-Euclid Market Neutral Fund. If you have any questions, please call your financial advisor or contact us at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday, or at www.phoenixinvestments.com.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

APRIL 30, 2000

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-EUCLID MARKET NEUTRAL FUND

            INVESTMENTS AND SECURITIES SOLD SHORT AT APRIL 30, 2000
                                  (UNAUDITED)

                                              SHARES     VALUE
                                              -------  ----------
COMMON STOCKS--68.4%

AEROSPACE/DEFENSE--0.4%
Boeing Co. (The)........................       5,200   $  206,375

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc........       1,700       40,800

AIR FREIGHT--0.3%
Iron Mountain, Inc.(b)..................       3,900      136,500
AIRLINES--0.2%
AirTran Holdings, Inc.(b)...............      22,700       96,475

ALUMINUM--0.3%
Alcoa, Inc..............................       2,600      168,675

AUTO PARTS & EQUIPMENT--0.4%
Mark IV Industries, Inc.................       9,400      199,162
AUTOMOBILES--0.2%
General Motors Corp.....................       1,300      121,712

BANKS (MAJOR REGIONAL)--1.9%
Bank of New York Co., Inc. (The)........       3,500      143,719
Fleet Boston Financial Corp.............       7,700      272,869
Mellon Financial Corp...................       4,300      138,137
SouthTrust Corp.........................       4,200      100,275
SunTrust Banks, Inc.....................       6,300      319,725
                                                       ----------
                                                          974,725
                                                       ----------

BANKS (MONEY CENTER)--1.4%
Bank of America Corp....................       6,200      303,800
Chase Manhattan Corp. (The).............       1,300       93,681
First Union Corp........................       9,900      315,562
                                                       ----------
                                                          713,043
                                                       ----------

BANKS (REGIONAL)--0.9%
1St Source Corp.........................      11,900      245,437
BancWest Corp...........................       4,000       73,250
Hibernia Corp. Class A..................      14,600      155,125
                                                       ----------
                                                          473,812
                                                       ----------

BEVERAGES (ALCOHOLIC)--0.1%
Robert Mondavi Corp. (The)
Class A(b)..............................       1,800       59,737

                                              SHARES     VALUE
                                              -------  ----------

BEVERAGES (NON-ALCOHOLIC)--0.5%
PepsiCo, Inc............................       6,700   $  245,806

BIOTECHNOLOGY--0.4%
Biogen, Inc.(b).........................         600       35,287
IDEXX Laboratories, Inc.(b).............       3,300       86,625
Liposome Co., Inc. (The)(b).............       2,500       43,750
Maxim Pharmaceuticals, Inc.(b)..........       1,200       46,500
XOMA, Ltd.(b)...........................       5,800       23,562
                                                       ----------
                                                          235,724
                                                       ----------

BROADCASTING (TELEVISION, RADIO & CABLE)--1.0%
AMFM, Inc.(b)...........................       1,000       66,375
CBS Corp.(b)............................       3,700      217,375
Infinity Broadcasting Corp.
Class A(b)..............................       1,600       54,300
Radio One, Inc.(b)......................       1,100       63,800
Westwood One, Inc. (b)..................       4,000      141,500
                                                       ----------
                                                          543,350
                                                       ----------

BUILDING MATERIALS--0.6%
Dal-Tile International, Inc.(b).........      27,400      267,150
Lafarge Corp............................       2,000       50,500
                                                       ----------
                                                          317,650
                                                       ----------

CHEMICALS--0.1%
Airgas, Inc.(b).........................       7,900       46,412

CHEMICALS (DIVERSIFIED)--0.5%
Engelhard Corp..........................       4,400       77,275
Olin Corp...............................      10,300      182,825
                                                       ----------
                                                          260,100
                                                       ----------

CHEMICALS (SPECIALTY)--1.0%
Albemarle Corp..........................       4,100       85,844
M.A. Hanna Co...........................      21,600      248,400
RPM, Inc................................       8,300       84,037
Schulman (A.), Inc......................      10,400      133,900
                                                       ----------
                                                          552,181
                                                       ----------

COMMUNICATIONS EQUIPMENT--0.6%
ADC Telecommunications, Inc.(b).........       1,100       66,825
Advanced Fibre
Communications, Inc.(b).................         400       18,275

2                      See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                              SHARES     VALUE
                                              -------  ----------
COMMUNICATIONS EQUIPMENT--CONTINUED
Cable Design Technologies Corp.(b)......         600   $   20,550
CommScope, Inc.(b)......................       2,200      104,500
Comverse Technology, Inc.(b)............         200       17,837
Scientific-Atlanta, Inc.................         800       52,050
Sycamore Networks, Inc.(b)..............         200       15,700
Westell Technologies, Inc.(b)...........       1,200       34,125
                                                       ----------
                                                          329,862
                                                       ----------

COMPUTERS (HARDWARE)--0.6%
Dell Computer Corp.(b)..................         100        5,012
Gateway, Inc.(b)........................         300       16,575
NCR Corp.(b)............................       2,100       81,112
National Instruments Corp.(b)...........       3,700      180,375
Sun Microsystems, Inc.(b)...............         100        9,194
                                                       ----------
                                                          292,268
                                                       ----------

COMPUTERS (NETWORKING)--0.1%
Cisco Systems, Inc.(b)..................         400       27,731
Network Appliance, Inc. (b).............         200       14,787
                                                       ----------
                                                           42,518
                                                       ----------

COMPUTERS (SOFTWARE & SERVICES)--1.2%
American Management Systems, Inc.(b)....       2,300       85,100
Computer Associates
International, Inc......................         300       16,744
Hyperion Solutions Corp.(b).............       2,000       60,656
ISS Group, Inc.(b)......................         500       45,219
Inet Technologies, Inc.(b)..............       1,500       64,687
LHS Group, Inc.(b)......................       1,900       75,525
Mercury Interactive Corp.(b)............         500       45,000
Microsoft Corp.(b)......................         200       13,950
NVIDIA Corp.(b).........................         400       35,650
Pegasus Systems, Inc.(b)................       1,800       31,950
Pharmacopeia, Inc.(b)...................       1,100       45,237
Proxicom, Inc.(b).......................         800       27,350
RealNetworks, Inc.(b)...................         400       19,050
Sagent Technology, Inc.(b)..............         500        3,969
Sybase, Inc.(b).........................       3,400       68,637
                                                       ----------
                                                          638,724
                                                       ----------
CONSUMER FINANCE--0.9%
Capital One Financial Corp..............         700       30,625
MBNA Corp...............................       1,700       45,156
Metris Cos., Inc........................       1,200       45,000
PMI Group, Inc. (The)...................       3,700      179,219
Providian Financial Corp................         400       35,225

                                              SHARES     VALUE
                                              -------  ----------
CONSUMER FINANCE--CONTINUED
WFS Financial, Inc.(b)..................       7,000   $  136,500
                                                       ----------
                                                          471,725
                                                       ----------

CONTAINERS & PACKAGING (PAPER)--0.4%
Temple-Inland, Inc......................       4,100      205,512

DISTRIBUTORS (FOOD & HEALTH)--1.0%
Bindley Western Industries, Inc.........       9,500      165,656
Cardinal Health, Inc....................         900       49,556
SUPERVALU, Inc..........................       9,289      192,166
SYSCO Corp..............................       2,800      105,350
                                                       ----------
                                                          512,728
                                                       ----------

ELECTRIC COMPANIES--4.5%
American Electric Power Co., Inc........       7,700      282,012
CMP Group, Inc..........................       2,700       78,131
Florida Progress Corp...................       6,100      298,900
Hawaiian Electric Industries, Inc.......       1,300       48,100
PG&E Corp...............................       8,400      217,875
Public Service Enterprise
Group, Inc..............................       7,700      276,237
Puget Sound Energy, Inc.................       1,900       45,125
Reliant Energy, Inc.....................       6,300      167,737
Southern Co. (The)......................      10,900      271,819
Texas Utilities Co......................      11,200      377,300
UtiliCorp United, Inc...................      15,350      295,487
                                                       ----------
                                                        2,358,723
                                                       ----------

ELECTRICAL EQUIPMENT--1.5%
ACT Manufacturing, Inc.(b)..............       1,700       61,837
American Power Conversion Corp.(b)......       3,100      109,469
Cooper Industries, Inc..................         600       20,587
Emerson Electric Co.....................       5,000      274,375
General Electric Co.....................         200       31,450
Rockwell International Corp.............       1,100       43,312
Sensormatic Electronics Corp.(b)........       5,400       90,112
Solectron Corp.(b)......................         800       37,450
Three-Five Systems, Inc.(b).............         900       78,300
Viasystems Group, Inc.(b)...............         100        1,594
Zomax, Inc.(b)..........................         300       14,194
                                                       ----------
                                                          762,680
                                                       ----------

ELECTRONICS (COMPONENT DISTRIBUTORS)--0.4%
Arrow Electronics, Inc.(b)..............       4,800      210,300

ELECTRONICS (INSTRUMENTATION)--0.4%
Agilent Technologies, Inc.(b)...........         600       53,175
FEI Co.(b)..............................       2,000       45,250

                       See Notes to Financial Statements                       3

Phoenix-Euclid Market Neutral Fund

                                              SHARES     VALUE
                                              -------  ----------
ELECTRONICS (INSTRUMENTATION)--CONTINUED
Thermo Instrument Systems, Inc. (b).....       7,300   $  130,487
                                                       ----------
                                                          228,912
                                                       ----------
ELECTRONICS (SEMICONDUCTORS)--0.6%
Cypress Semiconductor Corp.(b)..........       1,500       77,906
Intel Corp..............................         200       25,362
International Rectifier Corp.(b)........       1,400       68,775
Maxim Integrated Products, Inc.(b)......       1,500       97,219
TranSwitch Corp.(b).....................         700       61,644
                                                       ----------
                                                          330,906
                                                       ----------

ENTERTAINMENT--0.7%
Pixar, Inc.(b)..........................       3,700      137,594
Walt Disney Co. (The)...................       5,500      238,219
                                                       ----------
                                                          375,813
                                                       ----------
EQUIPMENT (SEMICONDUCTORS)--0.7%
Applied Science and
Technology, Inc.(b).....................       2,000       54,375
Cymer, Inc.(b)..........................       1,300       50,781
Lam Research Corp.(b)...................         100        4,587
Silicon Valley Group, Inc.(b)...........         800       22,800
Teradyne, Inc.(b).......................         600       66,000
Ultratech Stepper, Inc.(b)..............       5,700       85,144
Varian Semiconductor Equipment
Associates, Inc.(b).....................       1,400       94,150
                                                       ----------
                                                          377,837
                                                       ----------

FINANCIAL (DIVERSIFIED)--1.0%
Citigroup, Inc..........................       2,200      130,762
Fannie Mae..............................       3,800      229,187
Freddie Mac.............................       4,100      188,344
                                                       ----------
                                                          548,293
                                                       ----------

FOODS--1.6%
Bestfoods...............................       3,700      185,925
Earthgrains Co. (The)...................       4,600       64,687
IBP, Inc................................       8,000      132,000
International Home Foods, Inc.(b).......       6,500       94,656
Nabisco Group Holdings Corp.............      19,500      251,062
Ralston-Ralston Purina Group............       3,800       67,212
Tyson Foods, Inc. Class A...............       6,600       68,887
                                                       ----------
                                                          864,429
                                                       ----------

FOOTWEAR--0.1%
Wolverine World Wide, Inc...............       2,400       28,800

                                              SHARES     VALUE
                                              -------  ----------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.5%
Harrah's Entertainment, Inc.(b).........       3,200   $   65,800
Mandalay Resort Group(b)................       5,400      101,925
Pinnacle Entertainment, Inc.(b).........       5,900      118,369
                                                       ----------
                                                          286,094
                                                       ----------

HEALTH CARE (DIVERSIFIED)--0.7%
Abbott Laboratories.....................       5,900      226,781
IVAX Corp.(b)...........................       4,300      117,712
                                                       ----------
                                                          344,493
                                                       ----------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.9%
DUSA Pharmaceuticals, Inc.(b)...........       3,800       62,700
Merck & Co., Inc........................       1,600      111,200
Pfizer, Inc.............................       4,400      185,350
Schering-Plough Corp....................       2,300       92,719
                                                       ----------
                                                          451,969
                                                       ----------

HEALTH CARE (HOSPITAL MANAGEMENT)--0.2%
Triad Hospitals, Inc.(b)................       6,300      108,281

HEALTH CARE (MANAGED CARE)--0.6%
Foundation Health Systems, Inc.
Class A(b)..............................       7,800       78,487
Trigon Healthcare, Inc.(b)..............       2,200       79,062
UnitedHealth Group, Inc.................       2,200      146,712
                                                       ----------
                                                          304,261
                                                       ----------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.1%
ResMed, Inc.(b).........................       1,000       34,000

HEALTH CARE (SPECIALIZED SERVICES)--0.2%
Hooper Holmes, Inc......................       5,600       97,300

HOMEBUILDING--0.1%
Clayton Homes, Inc......................       5,400       51,300

HOUSEHOLD FURNISHINGS & APPLIANCES--0.7%
Leggett & Platt, Inc....................       6,400      136,800
U.S. Industries, Inc....................       2,200       26,812
Whirlpool Corp..........................       2,900      188,862
                                                       ----------
                                                          352,474
                                                       ----------

HOUSEHOLD PRODUCTS (NON-DURABLE)--0.5%
Clorox Co. (The)........................       1,000       36,750
Colgate-Palmolive Co....................       3,300      188,512
Energizer Holdings, Inc.(b).............       1,266       21,601
                                                       ----------
                                                          246,863
                                                       ----------

4                      See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                              SHARES     VALUE
                                              -------  ----------
HOUSEWARES--0.3%
Tupperware Corp.........................       7,400   $  139,675

INSURANCE (LIFE/HEALTH)--0.5%
AFLAC, Inc..............................       2,300      112,269
Nationwide Financial Services, Inc.
Class A.................................       5,500      152,969
                                                       ----------
                                                          265,238
                                                       ----------

INSURANCE (MULTI-LINE)--0.4%
Hartford Financial Services Group, Inc.
(The)...................................         800       41,750
Loews Corp..............................       3,000      165,375
                                                       ----------
                                                          207,125
                                                       ----------

INSURANCE (PROPERTY-CASUALTY)--0.9%
Leucadia National Corp..................       5,100      118,894
MGIC Investment Corp....................       3,500      167,344
Radian Group, Inc.......................       3,166      161,268
                                                       ----------
                                                          447,506
                                                       ----------

INVESTMENT BANKING/BROKERAGE--0.8%
Edwards (A.G.), Inc.....................       5,700      214,462
Lehman Brothers Holdings, Inc...........       1,100       90,269
National Discount Brokers Group, Inc.
(b).....................................       1,200       35,025
Paine Webber Group, Inc.................       1,100       48,262
Schwab (Charles) Corp. (The)............       1,200       53,400
                                                       ----------
                                                          441,418
                                                       ----------

INVESTMENT MANAGEMENT--1.1%
Eaton Vance Corp........................       2,200       93,087
Pioneer Group, Inc. (The)(b)............       9,500      266,000
Price (T. Rowe) Associates, Inc.........       5,700      217,313
                                                       ----------
                                                          576,400
                                                       ----------
IRON & STEEL--1.1%
Nucor Corp..............................       3,800      163,400
Worthington Industries, Inc.............      33,250      411,469
                                                       ----------
                                                          574,869
                                                       ----------

LEISURE TIME (PRODUCTS)--0.6%
Brunswick Corp..........................      12,300      236,006
Harley-Davidson, Inc....................       1,800       71,663
                                                       ----------
                                                          307,669
                                                       ----------
LODGING-HOTELS--0.5%
Extended Stay America, Inc.(b)..........      27,000      241,313

                                              SHARES     VALUE
                                              -------  ----------

MACHINERY (DIVERSIFIED)--0.4%
Dover Corp..............................       2,000   $  101,625
Ingersoll-Rand Co.......................         600       28,163
Manitowoc Co., Inc. (The)...............       3,000       99,563
                                                       ----------
                                                          229,351
                                                       ----------

MANUFACTURING (DIVERSIFIED)--1.2%
Johnson Controls, Inc...................       1,000       63,313
National Service Industries, Inc........       2,800       60,200
Shaw Group, Inc. (The)(b)...............       1,100       39,119
Tyco International Ltd..................       2,300      105,656
United Dominion Industries Ltd..........       2,700       47,081
United Technologies Corp................       3,700      230,094
WMS Industries, Inc.(b).................      12,400      108,500
                                                       ----------
                                                          653,963
                                                       ----------

MANUFACTURING (SPECIALIZED)--0.8%
AptarGroup, Inc.........................       1,800       51,300
Avery Dennison Corp.....................       1,500       98,438
Insituform Technologies, Inc.(b)........       5,100      171,169
JLG Industries, Inc.....................       2,300       21,850
Pall Corp...............................       2,000       44,625
Reliance Steel & Aluminum Co............       2,100       48,300
                                                       ----------
                                                          435,682
                                                       ----------

METAL FABRICATORS--0.4%
Mueller Industries, Inc.(b).............       6,100      200,919

NATURAL GAS--1.7%
Equitable Resources, Inc................       7,500      347,813
KeySpan Corp............................       5,500      161,563
Questar Corp............................      12,100      227,631
Western Gas Resources, Inc..............      10,400      173,550
                                                       ----------
                                                          910,557
                                                       ----------

OFFICE EQUIPMENT & SUPPLIES--0.2%
Wallace Computer Services, Inc..........      10,800      118,125

OIL & GAS (DRILLING & EQUIPMENT)--1.0%
Atwood Oceanics, Inc.(b)................       3,400      206,125
BJ Services Co.(b)......................       2,100      147,525
Noble Drilling Corp.(b).................         500       19,969
Tidewater, Inc..........................       4,500      133,875
                                                       ----------
                                                          507,494
                                                       ----------

OIL & GAS (EXPLORATION & PRODUCTION)--2.2%
Apache Corp.............................       3,200      155,000

                       See Notes to Financial Statements                       5

Phoenix-Euclid Market Neutral Fund

                                              SHARES     VALUE
                                              -------  ----------
OIL & GAS (EXPLORATION & PRODUCTION)--CONTINUED
Cross Timbers Oil Co....................       9,700   $  140,044
Kerr-McGee Corp.........................       2,900      150,075
Mitchell Energy & Development Corp.
Class B.................................       9,600      229,800
Pioneer Natural Resources Co.(b)........      21,800      224,813
Triton Energy Ltd.(b)...................       2,100       76,519
Vintage Petroleum, Inc..................       8,300      164,963
                                                       ----------
                                                        1,141,214
                                                       ----------
OIL & GAS (REFINING & MARKETING)--0.8%
Tosco Corp..............................         900       28,856
Ultramar Diamond Shamrock Corp..........      15,800      391,050
                                                       ----------
                                                          419,906
                                                       ----------

OIL (DOMESTIC INTEGRATED)--1.2%
Conoco, Inc. Class B....................       1,500       37,313
Occidental Petroleum Corp...............      14,600      312,988
USX-Marathon Group......................      11,800      275,088
                                                       ----------
                                                          625,389
                                                       ----------

OIL (INTERNATIONAL INTEGRATED)--0.7%
Chevron Corp............................         900       76,613
Texaco, Inc.............................       6,200      306,900
                                                       ----------
                                                          383,513
                                                       ----------
PAPER & FOREST PRODUCTS--1.6%
Longview Fibre Co.......................      16,100      205,275
Louisiana-Pacific Corp..................      14,700      196,613
Westvaco Corp...........................       5,500      169,813
Weyerhaeuser Co.........................       3,200      171,000
Willamette Industries, Inc..............       2,900      110,744
                                                       ----------
                                                          853,445
                                                       ----------
PERSONAL CARE--0.4%
Estee Lauder Cos., Inc. (The)
Class A.................................         600       26,475
Gillette Co. (The)......................       4,500      166,500
                                                       ----------
                                                          192,975
                                                       ----------

PHOTOGRAPHY/IMAGING--0.4%
IKON Office Solutions, Inc..............      20,400      119,850
In Focus Systems, Inc.(b)...............       2,400       71,850
Xerox Corp..............................       1,300       34,369
                                                       ----------
                                                          226,069
                                                       ----------

POWER PRODUCERS (INDEPENDENT)--0.3%
AES Corp. (The)(b)......................       1,600      143,900

                                              SHARES     VALUE
                                              -------  ----------

PUBLISHING--0.1%
Martha Stewart Living Omnimedia, Inc.
Class A(b)..............................       5,600   $   79,800

PUBLISHING (NEWSPAPERS)--0.7%
Belo (A.H.) Corp........................       3,800       63,413
Dow Jones & Co., Inc....................       2,000      129,750
Knight-Ridder, Inc......................       2,000       98,125
New York Times Co. (The) Class A........       1,400       57,663
                                                       ----------
                                                          348,951
                                                       ----------

REITS--3.9%
AMB Property Corp.......................       4,100       90,456
Avalonbay Communities, Inc..............       1,400       54,775
Boston Properties, Inc..................       1,300       45,338
Developers Diversified Realty Corp......      11,200      170,100
Duke-Weeks Realty Corp..................       6,200      134,463
Equity Office Properties Trust..........       8,700      236,531
Equity Residential Properties Trust.....       7,000      318,500
MeriStar Hospitality Corp...............       6,400      126,400
Post Properties, Inc....................       2,200       92,400
Reckson Associates Realty Corp..........      13,900      278,869
Simon Property Group, Inc...............       4,000      101,500
Spieker Properties, Inc.................       5,800      257,013
United Dominion Realty Trust, Inc.......       1,700       17,000
Vornado Realty Trust....................         800       27,600
Weingarten Realty Investors.............       2,400       97,200
                                                       ----------
                                                        2,048,145
                                                       ----------

RESTAURANTS--0.3%
Brinker International, Inc.(b)..........       4,400      140,250

RETAIL (BUILDING SUPPLIES)--0.4%
Hughes Supply, Inc......................       1,100       16,775
Lowe's Cos., Inc........................       1,500       74,250
Sherwin-Williams Co. (The)..............       5,600      139,300
                                                       ----------
                                                          230,325
                                                       ----------

RETAIL (COMPUTERS & ELECTRONICS)--0.1%
Best Buy Co., Inc.(b)...................         500       40,375

RETAIL (DEPARTMENT STORES)--0.3%
Federated Department Stores, Inc.(b)....       1,900       64,600
May Department Stores Co. (The).........       3,300       90,750
                                                       ----------
                                                          155,350
                                                       ----------

RETAIL (DISCOUNTERS)--0.2%
Dollar Tree Stores, Inc.(b).............       1,700       98,388

6                      See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                              SHARES     VALUE
                                              -------  ----------
RETAIL (DISCOUNTERS)--CONTINUED
Ross Stores, Inc........................       1,200   $   24,900
                                                       ----------
                                                          123,288
                                                       ----------
RETAIL (DRUG STORES)--0.1%
Walgreen Co.............................       2,300       64,688

RETAIL (FOOD CHAINS)--0.3%
Ruddick Corp............................       7,100       81,206
Safeway, Inc.(b)........................       1,800       79,425
                                                       ----------
                                                          160,631
                                                       ----------
RETAIL (GENERAL MERCHANDISE)--1.0%
BJ's Wholesale Club, Inc.(b)............       2,800       99,225
Costco Wholesale Corp.(b)...............       2,200      118,938
Sears, Roebuck & Co.....................       3,900      142,838
Wal-Mart Stores, Inc....................       2,800      155,050
                                                       ----------
                                                          516,051
                                                       ----------
RETAIL (SPECIALTY)--1.0%
Pier 1 Imports, Inc.....................      13,700      155,838
Staples, Inc.(b)........................       4,000       76,250
Tiffany & Co............................         900       65,419
Venator Group, Inc.(b)..................      12,800      152,000
Zale Corp.(b)...........................       1,500       61,875
                                                       ----------
                                                          511,382
                                                       ----------

RETAIL (SPECIALTY-APPAREL)--0.7%
American Eagle Outfitters, Inc.(b)......       1,400       23,800
Charming Shoppes, Inc.(b)...............      33,600      226,800
Gap, Inc. (The).........................         600       22,050
Talbots, Inc. (The).....................       1,700       85,956
                                                       ----------
                                                          358,606
                                                       ----------
SAVINGS & LOAN COMPANIES--0.5%
Golden West Financial Corp..............       1,700       58,013
GreenPoint Financial Corp...............       5,100       94,988
Sovereign Bancorp, Inc..................      15,300      105,188
                                                       ----------
                                                          258,189
                                                       ----------
SERVICES (ADVERTISING/MARKETING)--0.1%
Interpublic Group of Companies, Inc.
(The)...................................       1,000       41,000

SERVICES (COMMERCIAL & CONSUMER)--0.8%
Gemstar International Group Ltd. (b)....         400       18,500
Navigant Consulting, Inc.(b)............       8,400       83,475

                                              SHARES     VALUE
                                              -------  ----------
SERVICES (COMMERCIAL & CONSUMER)--CONTINUED
Stewart Enterprises, Inc. Class A.......      27,500   $  132,344
TeleTech Holdings, Inc.(b)..............       2,400       78,300
United Rentals, Inc.(b).................       6,800       92,225
                                                       ----------
                                                          404,844
                                                       ----------

SERVICES (COMPUTER SYSTEMS)--0.6%
Computer Sciences Corp.(b)..............         800       65,250
Electronic Data Systems Corp............       2,500      171,875
Lightbridge, Inc.(b)....................       3,300       69,300
MarchFirst, Inc.(b).....................       1,000       21,313
                                                       ----------
                                                          327,738
                                                       ----------

SERVICES (DATA PROCESSING)--1.0%
Automatic Data Processing, Inc..........       3,500      188,344
Concord EFS, Inc.(b)....................       5,300      118,588
DST Systems, Inc.(b)....................         600       44,513
MedQuist, Inc.(b).......................       3,800      134,663
Paychex, Inc............................         400       21,050
                                                       ----------
                                                          507,158
                                                       ----------

SERVICES (EMPLOYMENT)--0.2%
Interim Services, Inc.(b)...............       7,700      131,863

SHIPPING--0.3%
Alexander & Baldwin, Inc................       7,700      161,700

SPECIALTY PRINTING--0.6%
Banta Corp..............................      11,500      224,969
Topps Co., Inc. (The)(b)................       9,600       84,000
                                                       ----------
                                                          308,969
                                                       ----------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.2%
AT&T Wireless Group(b)..................         700       22,269
Western Wireless Corp. Class A(b).......       2,200      109,313
                                                       ----------
                                                          131,582
                                                       ----------

TELECOMMUNICATIONS (LONG DISTANCE)--1.4%
AT&T Corp...............................       3,400      158,738
Nextlink Communications, Inc.
Class A(b)..............................         200       16,863
Sprint Corp.............................       9,000      553,500
                                                       ----------
                                                          729,101
                                                       ----------

TELEPHONE--1.0%
Bell Atlantic Corp......................       3,200      189,600
BellSouth Corp..........................       6,000      292,125

                       See Notes to Financial Statements                       7

Phoenix-Euclid Market Neutral Fund

                                              SHARES     VALUE
                                              -------  ----------
TELEPHONE--CONTINUED
CenturyTel, Inc.........................         900   $   22,050
                                                       ----------
                                                          503,775
                                                       ----------

TEXTILES (APPAREL)--0.5%
Liz Claiborne, Inc......................       2,100       97,256
Russell Corp............................       7,400      145,225
Tommy Hilfiger Corp.(b).................       3,300       29,081
                                                       ----------
                                                          271,562
                                                       ----------

TEXTILES (HOME FURNISHINGS)--0.8%
Mohawk Industries, Inc.(b)..............       1,700       42,181
Shaw Industries, Inc....................      12,300      194,494
Springs Industries, Inc. Class A........       4,100      168,356
                                                       ----------
                                                          405,031
                                                       ----------

TRUCKERS--0.4%
USFreightways Corp......................       4,600      214,475

TRUCKS & PARTS--0.3%
PACCAR, Inc.............................       3,300      156,956
-----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $35,394,010)                          35,824,804
-----------------------------------------------------------------
FOREIGN COMMON STOCKS--6.4%

AIRLINES--0.3%
Ryanair Holdings PLC Sponsored ADR
(Ireland)(b)............................       4,200      171,150

ALUMINUM--0.7%
Alcan Aluminum Ltd. (Canada)............      11,900      389,725

AUTO PARTS & EQUIPMENT--0.1%
Magna International, Inc. Class A
(Canada)................................         800       37,400

COMMUNICATIONS EQUIPMENT--0.7%
Alcatel Sponsored ADR (France)..........       2,100       95,419
NDS Group PLC Sponsored ADR (United
Kingdom)(b).............................       1,500       84,750
Nokia Oyj Sponsored ADR (Finland).......       1,200       68,250

Telefonaktiebolaget LM Ericsson
Sponsored ADR (Sweden)..................       1,400      123,812
                                                       ----------
                                                          372,231
                                                       ----------

                                              SHARES     VALUE
                                              -------  ----------

ELECTRONICS (INSTRUMENTATION)--0.4%
Qiagen NV (Netherlands)(b)..............       1,400   $  203,175

ELECTRONICS (SEMICONDUCTORS)--0.3%
Taiwan Semiconductor Manufacturing Co.
Ltd. Sponsored ADR (Taiwan)(b)..........       3,300      172,631

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.7%
Shire Pharmaceuticals Group PLC ADR
(United Kingdom)(b).....................       3,100      124,775

Teva Pharmaceutical Industries Ltd.
Sponsored ADR (Israel)..................       5,800      255,200
                                                       ----------
                                                          379,975
                                                       ----------

MACHINERY (DIVERSIFIED)--0.1%
CNH Global NV (Netherlands).............       3,700       49,950

OIL (INTERNATIONAL INTEGRATED)--1.4%
BP Amoco PLC Sponsored ADR (United
Kingdom)................................       3,690      188,190

Royal Dutch Petroleum Co. NY Registered
Shares (Netherlands)....................       5,800      332,775

Shell Transport & Trading Co. ADR
(United Kingdom)........................       3,800      183,350
                                                       ----------
                                                          704,315
                                                       ----------

RAILROADS--0.9%
Canadian Pacific Ltd. (Canada)..........      19,800      471,488

SPECIALTY PRINTING--0.3%
Quebecor World, Inc. (Canada)...........       7,200      162,900

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.3%
Vodafone AirTouch PLC Sponsored ADR
(United Kingdom)........................       3,700      173,900

TELECOMMUNICATIONS (LONG DISTANCE)--0.2%
Telefonos de Mexico SA Sponsored ADR
Series L (Mexico).......................       1,400       82,338
-----------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,385,126)                            3,371,178
-----------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--74.8%
(IDENTIFIED COST $38,779,136)                          39,195,982
-----------------------------------------------------------------

8                      See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                PAR
                                               VALUE
                                               (000)     VALUE
                                              -------  ----------
SHORT-TERM OBLIGATIONS--25.9%
FEDERAL AGENCY SECURITIES--9.5%
Freddie Mac 5.89%, 5/23/00..............      $5,000   $4,982,003

REPURCHASE AGREEMENT--16.1%
Morgan Stanley & Co., Inc. repurchase
agreement 5.72%, dated 4/28/00 due
5/1/00, repurchase price $4,453,122
collateralized by Fannie Mae Bonds 6% to
7%, 6/1/06 to 7/1/18, market value
$4,540,333..............................       4,451    4,451,000
Prudential Securities, Inc. repurchase
agreement 5.79%, dated 4/28/00 due
5/1/00, repurchase price $4,001,930
collateralized by FC Discount Note
5.84%, 5/15/00, market value
$4,080,051..............................       4,000    4,000,000
                                                       ----------
                                                        8,451,000
                                                       ----------

U.S. GOVERNMENT SECURITIES--0.3%
U.S. Treasury Bill 5.45%, 6/22/00.......         150      148,819
-----------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $13,581,822)                          13,581,822
-----------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $52,360,958)                                 52,777,804(a)

SECURITIES SOLD SHORT--(70.8%)
(PROCEEDS $38,005,033)                                       (37,122,876)
Cash and receivables, less liabilities--70.1%                 36,738,826
                                                          --------------
NET ASSETS--100.0%                                        $   52,393,754
                                                          ==============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,374,963 and gross depreciation of $2,684,690 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purposes was $54,087,531.
(b) Non-income producing.

                                                 SHARES
                                              -------------
SECURITIES SOLD SHORT--70.8%
COMMON STOCKS--60.8%
AEROSPACE/DEFENSE--0.6%
AAR Corp................................            8,700       131,044
Northrop Grumman Corp...................            2,600       184,275
Precision Castparts Corp................            1,400        58,450
                                                             ----------
                                                                373,769
                                                             ----------

                                                 SHARES         VALUE
                                              -------------  -----------

AIR FREIGHT--0.3%
Airborne Freight Corp...................            5,500    $  117,906
CNF Transportation, Inc.................              600        16,762
                                                             ----------
                                                                134,668
                                                             ----------

AIRLINES--0.9%
AMR Corp................................            4,200       143,062
Continental Airlines, Inc. Class B......              700        28,000
Delta Air Lines, Inc....................            1,200        63,300
Midwest Express Holdings, Inc...........            5,800       146,812
US Airways Group, Inc...................            3,300        91,781
                                                             ----------
                                                                472,955
                                                             ----------
ALUMINUM--0.3%
Reynolds Metals Co......................            2,700       179,550
AUTO PARTS & EQUIPMENT--0.9%
Dana Corp...............................            6,700       203,512
Federal-Mogul Corp......................            4,400        59,675
Goodyear Tire & Rubber Co. (The)........            6,100       168,512
MascoTech, Inc..........................            3,400        39,312
                                                             ----------
                                                                471,011
                                                             ----------
BANKS (MAJOR REGIONAL)--2.0%
Bank One Corp...........................            6,900       210,450
Comerica, Inc...........................              600        25,425
Fifth Third Bancorp.....................            1,000        63,125
PNC Financial Services Group............            2,200        95,975
State Street Corp.......................            1,700       164,687
Union Planters Corp.....................            2,614        74,009
Wachovia Corp...........................            3,100       194,331
Wells Fargo & Co........................            5,600       229,950
                                                             ----------
                                                              1,057,952
                                                             ----------
BANKS (REGIONAL)--0.3%
Centura Banks, Inc......................            1,400        57,837
Commerce Bancorp, Inc...................              945        37,505
Wilmington Trust Corp...................            1,700        78,412
                                                             ----------
                                                                173,754
                                                             ----------
BEVERAGES (ALCOHOLIC)--0.4%
Anheuser-Busch Cos., Inc................            2,000       141,125

                       See Notes to Financial Statements                       9

Phoenix-Euclid Market Neutral Fund

                                                 SHARES         VALUE
                                              -------------  -----------
BEVERAGES (ALCOHOLIC)--CONTINUED
Brown-Forman Corp. Class B..............              800    $   43,650
                                                             ----------
                                                                184,775
                                                             ----------

BIOTECHNOLOGY--0.4%
Aphton Corp.............................              900        24,750
Biomira, Inc............................            2,400        18,300
Edwards Lifesciences Corp...............              600         9,000
MedImmune, Inc..........................              200        31,987
Millennium Pharmaceuticals, Inc.........            1,000        79,375
Neurocrine Biosciences, Inc.............            2,400        51,000
                                                             ----------
                                                                214,412
                                                             ----------

BROADCASTING (TELEVISION, RADIO & CABLE)--1.5%
AT&T Corp.- Liberty Media Group
Class A.................................            3,600       179,775
Clear Channel Communications, Inc.......            1,600       115,200
Comcast Corp. Class A...................            1,700        68,106
Cox Radio, Inc. Class A.................            2,400       174,000
Pegasus Communications Corp.............              800        87,300
RCN Corp................................            1,900        54,387
Univision Communications, Inc.
Class A.................................            1,000       109,250
                                                             ----------
                                                                788,018
                                                             ----------

BUILDING MATERIALS--0.6%
Owens Corning...........................            5,900       107,306
USG Corp................................            5,100       212,925
                                                             ----------
                                                                320,231
                                                             ----------
CHEMICALS--0.7%
Cabot Corp..............................            3,200        86,400
Dow Chemical Co. (The)..................              800        90,400
Dupont (E.I.) de Nemours & Co...........              500        23,719
Lyondell Chemical Co....................            7,700       141,487
Union Carbide Corp......................              500        29,500
                                                             ----------
                                                                371,506
                                                             ----------

CHEMICALS (DIVERSIFIED)--0.1%
PPG Industries, Inc.....................            1,400        76,125

CHEMICALS (SPECIALTY)--1.2%
Ecolab, Inc.............................            1,800        70,312
Hercules, Inc...........................            3,014        46,905
International Flavors &
Fragrances, Inc.........................            4,900       168,744
MacDermid, Inc..........................            7,200       168,750
Millennium Chemicals, Inc...............            8,200       163,487
                                                             ----------
                                                                618,198
                                                             ----------

                                                 SHARES         VALUE
                                              -------------  -----------

COMMUNICATIONS EQUIPMENT--0.7%
CAIS Internet, Inc......................            3,400    $   45,050
CIENA Corp..............................              200        24,725
Davox Corp..............................            1,300        33,150
General Motors Corp. Class H............              700        67,419
Intelect Communications, Inc............            3,500        10,719
Motorola, Inc...........................              800        95,250
Netro Corp..............................              200         8,625
Tellabs, Inc............................              800        43,850
Tut Systems, Inc........................              800        38,400
                                                             ----------
                                                                367,188
                                                             ----------

COMPUTERS (HARDWARE)--0.2%
Alteon Websystems, Inc..................              300        20,400
Apple Computer, Inc.....................              400        49,625
Compaq Computer Corp....................            1,700        49,725
Emulex Corp.............................              100         4,537
                                                             ----------
                                                                124,287
                                                             ----------

COMPUTERS (PERIPHERALS)--0.9%
ION Networks, Inc.......................              800         9,200
Lexmark International Group, Inc.
Class A.................................              600        70,800
Procom Technology, Inc..................              700        25,200
Quantum Corp. - DLT & Storage Systems...            2,800        32,900
Seagate Technology, Inc.................              700        35,569
Secure Computing Corp...................            1,600        19,900
Storage Technology Corp.................            5,500        71,500
Unova, Inc..............................           15,400       215,600
                                                             ----------
                                                                480,669
                                                             ----------

COMPUTERS (SOFTWARE & SERVICES)--1.5%
Akamai Technologies, Inc................              100         9,887
Ariba, Inc..............................              400        29,675
Art Technology Group, Inc...............              200        12,150
Ask Jeeves, Inc.........................              400        12,150
At Home Corp. Series A..................            1,400        26,075
BMC Software, Inc.......................            1,100        51,494
Commerce One, Inc.......................              200        12,212
Digital Insight Corp....................              810        31,691
eBay, Inc...............................              100        15,919
e-MedSoft.com...........................            2,100        17,194
eShare Technologies, Inc................            1,600        11,400
Epicor Software Corp....................            3,800        15,200
Exodus Communications, Inc..............              200        17,687
IMRglobal Corp..........................            2,300        29,612
InfoSpace, Inc..........................              200        14,362
Inktomi Corp............................              100        15,394

10                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                 SHARES         VALUE
                                              -------------  -----------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Intuit, Inc.............................              500    $   17,969
Macromedia, Inc.........................              500        43,500
Manugistics Group, Inc..................            1,000        42,812
netGuru, Inc............................            1,000        22,750
Phone.com, Inc..........................              200        16,800
Puma Technology, Inc....................              200         6,125
PurchasePro.com, Inc....................              300         9,000
QRS Corp................................            1,100        36,300
Rare Medium Group, Inc..................              500        10,281
Rational Software Corp..................              200        17,025
Red Hat, Inc............................              300         7,519
Redback Networks, Inc...................              400        31,750
Santa Cruz Operation, Inc. (The)........            3,500        21,219
Sonic Foundry, Inc......................              300        13,425
Synopsys, Inc...........................              500        21,000
Talk City, Inc..........................           10,900        38,150
VERITAS Software Corp...................              300        32,180
Vertel Corp.............................              900        14,962
VerticalNet, Inc........................              200        10,800
Vignette Corp...........................              300        14,456
Visual Networks, Inc....................            1,000        39,000
                                                             ----------
                                                                789,125
                                                             ----------

CONSTRUCTION (CEMENT & AGGREGATES)--1.2%
Martin Marietta Materials, Inc..........            3,600       190,800
Southdown, Inc..........................            3,400       197,625
Vulcan Materials Co.....................            5,500       240,969
                                                             ----------
                                                                629,394
                                                             ----------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.1%
Department 56, Inc......................            3,500        31,937

CONSUMER FINANCE--0.3%
Countrywide Credit Industries, Inc......            4,600       127,075
Household International, Inc............            1,300        54,275
                                                             ----------
                                                                181,350
                                                             ----------
CONTAINERS (METAL & GLASS)--0.1%
Owens-Illinois, Inc.....................            5,400        72,900

ELECTRIC COMPANIES--3.5%
Ameren Corp.............................            1,400        51,362
Carolina Power & Light Co...............            7,400       270,562
Cinergy Corp............................            5,000       133,750
DQE, Inc................................              500        19,125
Dominion Resources, Inc.................              907        40,815
Duke Energy Corp........................            1,000        57,500

                                                 SHARES         VALUE
                                              -------------  -----------
ELECTRIC COMPANIES--CONTINUED
FPL Group, Inc..........................            3,000    $  135,562
IPALCO Enterprises, Inc.................            3,700        75,619
Kansas City Power & Light Co............           13,400       344,212
Montana Power Co. (The).................            4,200       185,062
New Century Energies, Inc...............            1,800        58,725
Niagara Mohawk Holdings, Inc............            1,800        24,975
PECO Energy Co..........................            4,600       191,762
SCANA Corp..............................            4,750       122,906
Western Resources, Inc..................            8,500       133,875
                                                             ----------
                                                              1,845,812
                                                             ----------

ELECTRICAL EQUIPMENT--0.6%
Hubbell, Inc. Class B...................           10,000       260,625
Sanmina Corp............................              800        48,050
                                                             ----------
                                                                308,675
                                                             ----------

ELECTRONICS (COMPONENT DISTRIBUTORS)--0.3%
Grainger (W.W.), Inc....................            3,500       151,812

ELECTRONICS (DEFENSE)--0.3%
Raytheon Co. Class A....................            6,300       144,506

ELECTRONICS (INSTRUMENTATION)--0.1%
Tektronix, Inc..........................            1,050        60,769

ELECTRONICS (SEMICONDUCTORS)--1.0%
Adaptec, Inc............................              600        16,200
Applied Micro Circuits Corp.............              400        51,550
Conexant Systems, Inc...................              400        23,950
Elantec Semiconductor, Inc..............            2,200        89,100
LSI Logic Corp..........................              600        37,500
Linear Technology Corp..................            2,000       114,250
Micron Technology, Inc..................              400        55,700
National Semiconductor Corp.............              800        48,600
PMC-Sierra, Inc.........................              200        38,375
RF Micro Devices, Inc...................              300        31,219
SDL, Inc................................              100        19,500
                                                             ----------
                                                                525,944
                                                             ----------

ENGINEERING & CONSTRUCTION--0.0%
Granite Construction, Inc...............              900        21,375

ENTERTAINMENT--0.3%
Viacom, Inc. Class B....................            2,400       130,500

EQUIPMENT (SEMICONDUCTORS)--0.4%
GaSonics International Corp.............            1,700        56,100
PRI Automation, Inc.....................            1,000        79,875

                       See Notes to Financial Statements                      11

Phoenix-Euclid Market Neutral Fund

                                                 SHARES         VALUE
                                              -------------  -----------
EQUIPMENT (SEMICONDUCTORS)--CONTINUED
Semitool, Inc...........................            3,800    $   76,178
                                                             ----------
                                                                212,153
                                                             ----------

FINANCIAL (DIVERSIFIED)--1.2%
Ambac Financial Group, Inc..............              400        19,200
LandAmerica Financial Group, Inc........           12,500       220,312
Markel Corp.............................            1,700       246,500
SLM Holding Corp........................            4,000       125,250
Starwood Hotels & Resorts
Worldwide, Inc..........................            1,300        36,969
                                                             ----------
                                                                648,231
                                                             ----------
FOODS--1.2%
Dole Food Co., Inc......................            2,500        43,906
General Mills, Inc......................            6,500       236,437
Heinz (H.J.) Co.........................            2,600        88,400
Hershey Foods Corp......................            3,900       176,962
Wrigley (Wm.) Jr. Co....................            1,100        79,612
                                                             ----------
                                                                625,317
                                                             ----------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.5%
Anchor Gaming...........................            2,300        92,575
International Game Technology...........            3,700        90,187
Speedway Motorsports, Inc...............            3,800        90,962
                                                             ----------
                                                                273,724
                                                             ----------
GOLD & PRECIOUS METALS MINING--0.4%
Agnico-Eagle Mines Ltd. (Canada)........            5,000        27,187
AngloGold Ltd. Sponsored ADR (South
Africa).................................            3,200        62,200
Barrick Gold Corp. (Canada).............            7,700       129,456
                                                             ----------
                                                                218,843
                                                             ----------

HEALTH CARE (DIVERSIFIED)--0.8%
Allergan, Inc...........................              900        52,987
American Home Products Corp.............            3,000       168,562
Bristol-Myers Squibb Co.................            3,400       178,287
                                                             ----------
                                                                399,836
                                                             ----------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.8%
Forest Laboratories, Inc................              600        50,438
GelTex Pharmaceuticals, Inc.............            1,800        28,688
Genentech, Inc..........................              400        46,800
Inhale Therapeutic Systems, Inc.........              900        55,688
Lilly (Eli) & Co........................            2,100       162,356
Miravant Medical Technologies...........            1,400        23,450

                                                 SHARES         VALUE
                                              -------------  -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--CONTINUED
Neurogen Corp...........................            2,300    $   67,275
                                                             ----------
                                                                434,695
                                                             ----------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.4%
Bard (C.R.), Inc........................            3,000       130,688
Bausch & Lomb, Inc......................            1,200        72,450
Baxter International, Inc...............            3,000       195,375
Guidant Corp............................              800        45,900
Medtronic, Inc..........................            2,600       135,038
MiniMed, Inc............................              700        86,056
Varian Medical Systems, Inc.............            2,000        80,000
                                                             ----------
                                                                745,507
                                                             ----------

HEALTH CARE (SPECIALIZED SERVICES)--0.1%
PAREXEL International Corp..............            4,600        41,400

HOMEBUILDING--0.3%
Champion Enterprises, Inc...............           14,300       100,994
Syntroleum Corp.........................            2,800        54,950
                                                             ----------
                                                                155,944
                                                             ----------

HOUSEHOLD PRODUCTS (NON-DURABLE)--1.0%
Fort James Corp.........................            5,300       126,869
Kimberly-Clark Corp.....................            2,600       150,963
Procter & Gamble Co. (The)..............            3,800       226,575
                                                             ----------
                                                                504,407
                                                             ----------

HOUSEWARES--0.2%
Newell Rubbermaid, Inc..................            4,331       109,087

INSURANCE (LIFE/HEALTH)--0.9%
American General Corp...................            1,900       106,400
Jefferson-Pilot Corp....................              500        33,281
Lincoln National Corp...................            4,300       149,694
ReliaStar Financial Corp................            4,700       202,394
                                                             ----------
                                                                491,769
                                                             ----------

INSURANCE (MULTI-LINE)--0.3%
CIGNA Corp..............................            2,000       159,500

INSURANCE (PROPERTY-CASUALTY)--4.5%
21st Century Insurance Group............            2,400        52,500
Berkley (W.R.) Corp.....................           18,200       384,475
Chubb Corp. (The).......................              400        25,450
Fremont General Corp....................           11,700        68,006
HSB Group, Inc..........................            9,100       263,900
Horace Mann Educators Corp..............           12,200       177,663

12                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                 SHARES         VALUE
                                              -------------  -----------
INSURANCE (PROPERTY-CASUALTY)--CONTINUED
Ohio Casualty Corp......................           18,800    $  312,550
Progressive Corp. (The).................              600        39,263
SAFECO Corp.............................            4,600       101,775
Selective Insurance Group, Inc..........            7,200       136,350
Transatlantic Holdings, Inc.............            3,200       265,400
Trenwick Group, Inc.....................           18,700       264,138
Unitrin, Inc............................            7,500       253,125
                                                             ----------
                                                              2,344,595
                                                             ----------

INSURANCE BROKERS--0.6%
Gallagher (Arthur J.) & Co..............            5,000       186,250
Marsh & McLennan Cos., Inc..............            1,500       147,844
                                                             ----------
                                                                334,094
                                                             ----------

INVESTMENT BANKING/BROKERAGE--0.0%
Knight/Trimark Group, Inc...............              400        15,075
IRON & STEEL--0.9%
AK Steel Holding Corp...................            3,800        42,038
Cleveland-Cliffs, Inc...................            6,200       152,288
UCAR International, Inc.................            7,900       104,181
USX-U.S. Steel Group....................            7,700       192,981
                                                             ----------
                                                                491,488
                                                             ----------

LODGING-HOTELS--0.0%
Xcelera.com, Inc........................              200        17,500

MACHINERY (DIVERSIFIED)--0.5%
Caterpillar, Inc........................            2,700       106,481
Kaydon Corp.............................            5,100       119,213
Terex Corp..............................            1,400        21,875
                                                             ----------
                                                                247,569
                                                             ----------
MANUFACTURING (DIVERSIFIED)--1.7%
Carlisle Cos., Inc......................            3,500       144,156
Corning, Inc............................              498        98,355
Eaton Corp..............................            1,900       159,600
Hillenbrand Industries, Inc.............            6,600       198,825
Honeywell International, Inc............            2,700       151,200
Illinois Tool Works, Inc................            1,700       108,906
Textron, Inc............................              600        37,163
                                                             ----------
                                                                898,205
                                                             ----------

MANUFACTURING (SPECIALIZED)--0.3%
Sealed Air Corp.........................              900        50,063

                                                 SHARES         VALUE
                                              -------------  -----------
MANUFACTURING (SPECIALIZED)--CONTINUED
York International Corp.................            3,900    $   94,088
                                                             ----------
                                                                144,151
                                                             ----------

METAL FABRICATORS--0.0%
General Cable Corp......................            2,000        15,375

METALS MINING--0.3%
Phelps Dodge Corp.......................            2,800       129,500

NATURAL GAS--3.4%
Eastern Enterprises.....................            2,500       152,188
El Paso Energy Corp.....................            2,500       106,250
Enron Corp..............................            2,200       153,313
MCN Energy Group, Inc...................            5,800       144,638
NICOR, Inc..............................           12,100       409,888
ONEOK, Inc..............................           11,000       277,750
Washington Gas Light Co.................           17,200       440,750
Williams Cos., Inc. (The)...............            3,100       115,669
                                                             ----------
                                                              1,800,446
                                                             ----------

OFFICE EQUIPMENT & SUPPLIES--0.1%
Pitney Bowes, Inc.......................              900        36,788

OIL & GAS (DRILLING & EQUIPMENT)--1.6%
Baker Hughes, Inc.......................            1,100        34,994
Cooper Cameron Corp.....................              400        30,000
Diamond Offshore Drilling, Inc..........            1,800        72,563
Grant Prideco, Inc......................            1,700        32,725
Halliburton Co..........................            5,800       256,288
Input/Output, Inc.......................            5,800        42,775
Schlumberger Ltd........................              700        53,594
Tuboscope, Inc..........................           14,550       252,806
Weatherford International, Inc..........            1,700        69,063
                                                             ----------
                                                                844,808
                                                             ----------

OIL & GAS (EXPLORATION & PRODUCTION)--1.0%
Basin Exploration, Inc..................            3,300        46,200
Burlington Resources, Inc...............            2,600       102,213
Noble Affiliates, Inc...................            4,800       173,100
Unocal Corp.............................            6,442       208,157
                                                             ----------
                                                                529,670
                                                             ----------

OIL & GAS (REFINING & MARKETING)--0.8%
Pennzoil-Quaker State Co................           16,900       184,844
Sunoco, Inc.............................            6,900       209,156
                                                             ----------
                                                                394,000
                                                             ----------

                       See Notes to Financial Statements                      13

Phoenix-Euclid Market Neutral Fund

                                                 SHARES         VALUE
                                              -------------  -----------
OIL (DOMESTIC INTEGRATED)--0.7%
Amerada Hess Corp.......................            2,400    $  152,700
Phillips Petroleum Co...................            4,000       189,750
                                                             ----------
                                                                342,450
                                                             ----------
PAPER & FOREST PRODUCTS--0.5%
Bowater, Inc............................            3,500       192,500
International Paper Co..................            2,000        73,500
                                                             ----------
                                                                266,000
                                                             ----------
PHOTOGRAPHY/IMAGING--0.3%
Eastman Kodak Co........................            1,600        89,500
Polaroid Corp...........................            3,500        70,656
                                                             ----------
                                                                160,156
                                                             ----------
PUBLISHING--0.1%
Houghton Mifflin Co.....................            1,200        49,875
PUBLISHING (NEWSPAPERS)--1.6%
Gannett Co., Inc........................              800        51,100
Hollinger International, Inc............           17,800       224,725
Scripps (E.W.) Co. (The) Class A........            5,000       233,438
Washington Post Co. (The) Class B.......              700       341,600
                                                             ----------
                                                                850,863
                                                             ----------
RAILROADS--1.4%
CSX Corp................................            3,100        64,906
Kansas City Southern
Industries, Inc.........................              700        50,313
Norfolk Southern Corp...................           14,800       260,850
Union Pacific Corp......................            2,300        96,888
Wisconsin Central Transportation
Corp....................................           19,300       281,056
                                                             ----------
                                                                754,013
                                                             ----------
REITS--1.4%
BRE Properties, Inc. Class A............            1,700        47,494
Cousins Properties, Inc.................           10,200       400,350
Crescent Real Estate Equities Co........            7,000       119,875
Manufactured Home Communities, Inc......            4,900       122,500
Smith (Charles E.) Residential
Realty, Inc.............................            1,300        48,994
                                                             ----------
                                                                739,213
                                                             ----------
RETAIL (DEPARTMENT STORES)--0.5%
Dillard's, Inc. Class A.................            6,500        90,594
Kohl's Corp.............................            1,800        86,400
Saks, Inc...............................            8,600        98,363
                                                             ----------
                                                                275,357
                                                             ----------

                                                 SHARES         VALUE
                                              -------------  -----------

RETAIL (DISCOUNTERS)--0.5%
Consolidated Stores Corp................            3,900    $   48,506
Dollar General Corp.....................            3,400        77,775
ShopKo Stores, Inc......................            6,100       109,038
                                                             ----------
                                                                235,319
                                                             ----------
RETAIL (DRUG STORES)--0.1%
Longs Drug Stores Corp..................            1,200        27,900
RETAIL (FOOD CHAINS)--0.2%
Albertson's, Inc........................               92         2,996
Hannaford Brothers Co...................            1,200        86,850
                                                             ----------
                                                                 89,846
                                                             ----------
RETAIL (GENERAL MERCHANDISE)--0.3%
Target Corp.............................            2,300       153,094
RETAIL (HOME SHOPPING)--0.1%
Amazon.com, Inc.........................              500        27,594
Stamps.com, Inc.........................            1,200        19,200
                                                             ----------
                                                                 46,794
                                                             ----------
RETAIL (SPECIALTY)--0.6%
Claire's Stores, Inc....................            1,500        27,656
Footstar, Inc...........................            4,900       182,219
Payless ShoeSource, Inc.................            2,100       115,763
                                                             ----------
                                                                325,638
                                                             ----------
RETAIL (SPECIALTY-APPAREL)--0.1%
Buckle, Inc. (The)......................            2,900        37,156
SAVINGS & LOAN COMPANIES--0.4%
People's Bank...........................            3,600        73,350
Washington Mutual, Inc..................            4,900       125,256
                                                             ----------
                                                                198,606
                                                             ----------
SERVICES (ADVERTISING/MARKETING)--0.4%
CMGI, Inc...............................              200        14,250
Internet Capital Group, Inc.............              300        12,713
Omnicom Group, Inc......................            1,900       173,019
                                                             ----------
                                                                199,982
                                                             ----------
SERVICES (COMMERCIAL & CONSUMER)--0.4%
Budget Group, Inc. Class A..............           23,400       109,688
Ogden Corp..............................            7,800        76,538
Rambus, Inc.............................              100        23,000
                                                             ----------
                                                                209,226
                                                             ----------

14                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                                                 SHARES         VALUE
                                              -------------  -----------
SERVICES (COMPUTER SYSTEMS)--0.3%
Ingram Micro, Inc.......................            3,900    $   76,781
Sabre Holdings Corp.....................            1,681        58,730
                                                             ----------
                                                                135,511
                                                             ----------

SERVICES (DATA PROCESSING)--0.6%
CheckFree Holdings Corp.................              500        25,406
First Data Corp.........................            3,300       160,669
FutureLink Distribution Corp............            1,000        13,875
National Data Corp......................            3,500        97,125
                                                             ----------
                                                                297,075
                                                             ----------
SPECIALTY PRINTING--0.4%
Deluxe Corp.............................            7,300       183,869

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.8%
Sprint Corp. (PCS Group)................            7,000       385,000
VoiceStream Wireless Corp...............              400        39,600
                                                             ----------
                                                                424,600
                                                             ----------

TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
Covad Communications Group, Inc.........              450        12,488
Deltathree.com, Inc.....................              600         6,675
Level 3 Communications, Inc.............              400        35,600
MGC Communications, Inc.................              300        14,700
NTL, Inc................................              600        45,900
Qwest Communications
International, Inc......................            1,700        73,738
Winstar Communications, Inc.............              800        31,900
                                                             ----------
                                                                221,001
                                                             ----------

TELEPHONE--0.5%
Broadwing, Inc..........................              800        22,650
SBC Communications, Inc.................              600        26,288
U S West, Inc...........................            2,800       199,325
                                                             ----------
                                                                248,263
                                                             ----------

TEXTILES (APPAREL)--0.4%
V. F. Corp..............................            6,600       186,450
TRUCKERS--0.4%
Hunt (J.B.) Transport Services, Inc.....            5,400        89,100
United Parcel Service, Inc. Class B.....            1,900       126,350
                                                             ----------
                                                                215,450
                                                             ----------
TRUCKS & PARTS--0.2%
Navistar International Corp.............            2,500        87,500

                                                 SHARES         VALUE
                                              -------------  -----------

WASTE MANAGEMENT--0.5%
Allied Waste Industries, Inc............            9,700    $   59,413
Newpark Resources, Inc..................           23,800       196,350
                                                             ----------
                                                                255,763
                                                             ----------

WATER UTILITIES--0.2%
E*Town Corp.............................              500        32,594
United Water Resources, Inc.............            1,500        52,125
                                                             ----------
                                                                 84,719
                                                             ----------
------------------------------------------------------------------------
TOTAL COMMON STOCKS
(PROCEEDS $32,744,843)                                       31,868,533
------------------------------------------------------------------------

FOREIGN COMMON STOCKS--10.0%

AUTOMOBILES--0.3%
DaimlerChrysler AG (Germany)............            2,300       132,394

BANKS (MONEY CENTER)--0.4%
Banco Frances SA Sponsored ADR
(Argentina).............................            9,500       187,625

BEVERAGES (ALCOHOLIC)--0.6%
Diageo PLC Sponsored ADR (United
Kingdom)................................            9,600       326,400

BEVERAGES (NON-ALCOHOLIC)--0.1%
Panamerican Beverages, Inc. Class A
(Mexico)................................            4,200        69,037

CHEMICALS--0.5%
Aventis SA Sponsored ADR (France).......            4,700       264,375

CHEMICALS (SPECIALTY)--0.8%
Agrium, Inc. (Canada)...................           22,600       211,875
Potash Corporation of
Saskatchewan, Inc. (Canada).............            4,300       231,394
                                                             ----------
                                                                443,269
                                                             ----------

COMMUNICATIONS EQUIPMENT--0.2%
ECtel Ltd. (Israel).....................            1,000        20,000
Gilat Satellite Networks Ltd.
(Israel)................................              200        17,175
Newbridge Networks Corp. (Canada).......            1,500        53,719
Nortel Networks Corp. (Canada)..........              100        11,325
Wavecom SA ADR (France).................              300        23,812
                                                             ----------
                                                                126,031
                                                             ----------

ELECTRIC COMPANIES--0.4%
Enersis SA Sponsored ADR (Chile)........            2,300        42,837
ScottishPower PLC ADR (United
Kingdom)................................            4,800       153,300
                                                             ----------
                                                                196,137
                                                             ----------

                       See Notes to Financial Statements                      15

Phoenix-Euclid Market Neutral Fund

                                                 SHARES         VALUE
                                              -------------  -----------
ELECTRICAL EQUIPMENT--0.6%
Koninklijke (Royal) Philips Electronics
NV NY Registered Shares (Netherlands)...            3,600    $  160,650
SONY Corp. Sponsored ADR (Japan)........              600       135,375
                                                             ----------
                                                                296,025
                                                             ----------

ENTERTAINMENT--0.2%
News Corp. Ltd. (The) Sponsored ADR
(Australia).............................              800        41,150
Seagram Co. Ltd. (The) (Canada).........            1,300        70,200
                                                             ----------
                                                                111,350
                                                             ----------

FINANCIAL (DIVERSIFIED)--0.3%
XL Capital Ltd. Class A (Bermuda).......            3,000       142,875

FOODS--0.5%
Unilever NV NY Registered Shares
(Netherlands)...........................            6,100       277,931

GOLD & PRECIOUS METALS MINING--0.1%
Compania de Minas Buenaventura SA
(Peru)..................................            4,600        79,350

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.1%
AstraZeneca Group PLC Sponsored ADR
(United Kingdom)........................              900        37,913

Elan Corp. PLC Sponsored ADR
(Ireland)...............................              500        21,438
                                                             ----------
                                                                 59,351
                                                             ----------
INSURANCE (LIFE/HEALTH)--1.0%
ING Groep NV Sponsored ADR
(Netherlands)...........................            9,500       521,906
INSURANCE (PROPERTY-CASUALTY)--0.7%
IPC Holdings Ltd. (Bermuda).............           27,700       353,175

IRON & STEEL--0.3%
Corus Group PLC Sponsored ADR (United
Kingdom)................................           10,000       136,875

OIL & GAS (DRILLING & EQUIPMENT)--0.3%
Petroleum Geo-Services ASA Sponsored ADR
(Norway)................................            9,800       159,250

                                                 SHARES         VALUE
                                              -------------  -----------

OIL (INTERNATIONAL INTEGRATED)--0.9%
ENI SPA Sponsored ADR (Italy)...........            3,500    $  182,000
Total Fina Elf SA Sponsored ADR
(France)................................            4,100       310,063
                                                             ----------
                                                                492,063
                                                             ----------

PAPER & FOREST PRODUCTS--0.6%
Abitibi-Consolidated, Inc. (Canada).....           14,100       153,338
Asia Pulp & Paper Co. Ltd. Sponsored ADR
(Singapore).............................           22,400       141,400
                                                             ----------
                                                                294,738
                                                             ----------

TELECOMMUNICATIONS (LONG DISTANCE)--1.1%
BCE, Inc. (Canada)......................            1,000       114,750
Cable & Wireless HKT Ltd. (Hong Kong)...            3,947        91,274

Cia. de Telecomunicaciones de Chile SA
Sponsored ADR (Chile)...................            5,200        96,200

Global Crossing Ltd. (Bermuda)..........              500        15,750

Telecom Argentina Stet - France Telecom
SA Sponsored ADR (Argentina)............              700        19,556

Telecom Corporation of New Zealand Ltd.
Sponsored ADR (New Zealand).............            3,900       132,356

Telecom Italia SPA Sponsored ADR
(Italy).................................              800       114,300
                                                             ----------
                                                                584,186
                                                             ----------
------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(PROCEEDS $5,260,190)                                         5,254,343
------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $38,005,033)                                    $37,122,876(a)
                                                          -----------

(a) Federal Income Tax Information: Net unrealized depreciation of securities sold short is comprised of gross appreciation of $2,015,237 and gross depreciation of $2,886,978 for federal income tax purposes. At April 30, 2000, the aggregate proceeds of securities for federal income tax purposes was $36,251,135.

16                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value, exclusive of repurchase
  agreements (Identified cost $43,909,958)                    $   44,326,804
Repurchase agreements at value (Identified cost $8,451,000)        8,451,000
Cash                                                                 921,904
Deposits with broker for securities sold short                    36,546,984
Receivables
  Interest and dividends                                             183,589
  Fund shares sold                                                    15,935
  Variation margin for futures contracts                               9,125
Prepaid expenses                                                       8,455
                                                              --------------
    Total assets                                                  90,463,796
                                                              --------------
LIABILITIES
Securities sold short at value (Proceeds $38,005,033)             37,122,876
Payables
  Investment securities purchased                                    431,497
  Fund shares repurchased                                            307,737
  Dividends on short sales                                            47,227
  Investment advisory fee                                             36,101
  Distribution fee                                                    27,036
  Transfer agent fee                                                  22,445
  Trustees' fee                                                        5,676
  Financial agent fee                                                  3,045
Accrued expenses                                                      66,402
                                                              --------------
    Total liabilities                                             38,070,042
                                                              --------------
NET ASSETS                                                    $   52,393,754
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   73,020,107
Undistributed net investment income                                  458,221
Accumulated net realized loss                                    (22,419,205)
Net unrealized appreciation on investments                           452,474
Net unrealized appreciation on securities sold short                 882,157
                                                              --------------
NET ASSETS                                                    $   52,393,754
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $10,229,488)                 1,050,629
Net asset value per share                                              $9.74
Offering price per share $9.74/(1-5.75%)                              $10.33
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $17,532,418)                 1,805,180
Net asset value and offering price per share                           $9.71
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $11,308,207)                 1,167,710
Net asset value and offering price per share                           $9.68
CLASS I
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $13,323,641)                 1,377,458
Net asset value and offering price per share                           $9.67

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    1,869,401
Dividends                                                            626,236
Foreign taxes withheld                                                  (519)
                                                              --------------
    Total investment income                                        2,495,118
                                                              --------------
EXPENSES
Investment advisory fee                                              571,627
Distribution fee, Class A                                             22,492
Distribution fee, Class B                                            130,404
Distribution fee, Class C                                             92,290
Financial agent fee                                                   25,352
Custodian                                                             67,345
Transfer agent                                                        52,756
Professional                                                          22,577
Registration                                                          20,049
Printing                                                              16,657
Trustees                                                              11,118
Miscellaneous                                                         20,407
                                                              --------------
    Expenses before dividends on short sales                       1,053,074
    Dividends on short sales                                         598,207
    Less expenses borne by investment adviser                        (29,778)
                                                              --------------
    Net expenses                                                   1,621,503
                                                              --------------
NET INVESTMENT INCOME                                                873,615
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (254,206)
Net realized loss on securities sold short                        (1,664,705)
Net realized gain on futures contracts                               104,505
Net change in unrealized appreciation (depreciation) on
  investments                                                      1,154,458
Net change in unrealized appreciation (depreciation) on
  securities sold short                                           (5,981,995)
                                                              --------------
NET LOSS ON INVESTMENTS                                           (6,641,943)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   (5,768,328)
                                                              ==============

                       See Notes to Financial Statements                      17

Phoenix-Euclid Market Neutral Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            4/30/00      Year Ended
                                          (Unaudited)     10/31/99
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $    873,615  $  2,013,700
  Net realized gain (loss)                  (1,814,406)   (8,588,059)
  Net change in unrealized appreciation
    (depreciation)                          (4,827,537)    4,108,654
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               (5,768,328)   (2,465,705)
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (415,480)     (493,481)
  Net investment income, Class B              (566,873)     (368,614)
  Net investment income, Class C              (406,730)     (464,216)
  Net investment income, Class I              (513,147)     (329,267)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (1,902,230)   (1,655,578)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (141,566
    and 1,304,055 shares, respectively)      1,458,428    13,984,222
  Net asset value of shares issued from
    reinvestment of distributions
    (34,119 and 38,748 shares,
    respectively)                              348,013       425,449
  Cost of shares repurchased (1,058,657
    and 3,038,214 shares, respectively)    (10,689,960)  (32,084,881)
                                          ------------  ------------
Total                                       (8,883,519)  (17,675,210)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (23,191
    and 740,976 shares, respectively)          232,191     7,877,039
  Net asset value of shares issued from
    reinvestment of distributions
    (41,267 and 23,293 shares,
    respectively)                              420,920       255,754
  Cost of shares repurchased (1,487,058
    and 1,959,172 shares, respectively)    (14,821,621)  (20,460,298)
                                          ------------  ------------
Total                                      (14,168,510)  (12,327,505)
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (37,665
    and 473,559 shares, respectively)          397,675     5,033,700
  Net asset value of shares issued from
    reinvestment of distributions
    (33,190 and 33,377 shares,
    respectively)                              337,208       365,808
  Cost of shares repurchased (1,299,159
    and 3,379,228 shares, respectively)    (12,950,365)  (35,257,389)
                                          ------------  ------------
Total                                      (12,215,482)  (29,857,881)
                                          ------------  ------------
CLASS I
  Proceeds from sales of shares (0 and
    531,705 shares, respectively)                   --     5,589,480
  Net asset value of shares issued from
    reinvestment of distributions
    (50,706 and 29,941 shares,
    respectively)                              513,147       326,358
  Cost of shares repurchased (513,146
    and 643,924 shares, respectively)       (5,031,831)   (6,928,065)
                                          ------------  ------------
Total                                       (4,518,684)   (1,012,227)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (39,786,195)  (60,872,823)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (47,456,753)  (64,994,106)
NET ASSETS
  Beginning of period                       99,850,507   164,844,613
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $458,221 AND $1,486,836,
    RESPECTIVELY]                         $ 52,393,754  $ 99,850,507
                                          ============  ============

18                     See Notes to Financial Statements

Phoenix-Euclid Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS A
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        4/30/00            ENDED           5/1/98 TO
                                                      (UNAUDITED)         10/31/99         10/31/98
Net asset value, beginning of period                    $ 10.68           $ 10.84           $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                             0.13(6)           0.26              0.09
  Net realized and unrealized gain (loss)                 (0.81)            (0.29)            (0.59)
                                                        -------           -------           -------
      TOTAL FROM INVESTMENT OPERATIONS                    (0.68)            (0.03)            (0.50)
                                                        -------           -------           -------
LESS DISTRIBUTIONS
  Dividends from net investment income                    (0.26)            (0.13)               --
                                                        -------           -------           -------
Change in net asset value                                 (0.94)            (0.16)            (0.50)
                                                        -------           -------           -------
NET ASSET VALUE, END OF PERIOD                          $  9.74           $ 10.68           $ 10.84
                                                        =======           =======           =======
Total return(1)                                           (6.40)%(3)        (0.40)%           (4.41)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $10,229           $20,648           $39,331

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (excluding dividends on
    short sales, after expense reimbursement)              2.34%(2)          2.34%             2.30%(2)
  Operating expenses (including dividends on
    short sales, after expense reimbursement)              3.91%(2)(4)       3.88%             3.65%(2)(4)
  Net investment income                                    2.64%(2)          1.94%             2.33%(2)
Portfolio turnover rate                                     187%(3)           453%              216%

                                                                         CLASS B
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        4/30/00            ENDED           5/1/98 TO
                                                      (UNAUDITED)         10/31/99         10/31/98
Net asset value, beginning of period                    $ 10.62           $ 10.81           $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                             0.10(6)           0.15              0.06
  Net realized and unrealized gain (loss)                 (0.82)            (0.26)            (0.59)
                                                        -------           -------           -------
      TOTAL FROM INVESTMENT OPERATIONS                    (0.72)            (0.11)            (0.53)
                                                        -------           -------           -------
LESS DISTRIBUTIONS
  Dividends from net investment income                    (0.19)            (0.08)               --
                                                        -------           -------           -------
Change in net asset value                                 (0.91)            (0.19)            (0.53)
                                                        -------           -------           -------
NET ASSET VALUE, END OF PERIOD                          $  9.71           $ 10.62           $ 10.81
                                                        =======           =======           =======
Total return(1)                                           (6.83)%(3)        (1.02)%           (4.67)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $17,532           $34,290           $47,794

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (excluding dividends on
    short sales, after expense reimbursement)              3.04%(2)          3.04%             3.00%(2)
  Operating expenses (including dividends on
    short sales, after expense reimbursement)              4.61%(2)(5)       4.58%             4.35%(2)(5)
  Net investment income                                    1.94%(2)          1.24%             1.63%(2)
Portfolio turnover rate                                     187%(3)           453%              216%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 3.99% and 3.69% for the periods ended
     April 30, 2000 and October 31, 1998, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.69% and 4.39% for the periods ended
     April 30, 2000 and October 31, 1998, respectively.
(6)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      19

Phoenix-Euclid Market Neutral Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS C
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        4/30/00            ENDED           5/1/98 TO
                                                      (UNAUDITED)         10/31/99         10/31/98
Net asset value, beginning of period                    $ 10.59           $ 10.80           $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                             0.10(6)           0.19              0.06
  Net realized and unrealized gain (loss)                 (0.82)            (0.31)            (0.60)
                                                        -------           -------           -------
      TOTAL FROM INVESTMENT OPERATIONS                    (0.72)            (0.12)            (0.54)
                                                        -------           -------           -------
LESS DISTRIBUTIONS
  Dividends from net investment income                    (0.19)            (0.09)               --
                                                        -------           -------           -------
Change in net asset value                                 (0.91)            (0.21)            (0.54)
                                                        -------           -------           -------
NET ASSET VALUE, END OF PERIOD                          $  9.68           $ 10.59           $ 10.80
                                                        =======           =======           =======
Total return(1)                                           (6.78)%(3)        (1.12)%           (4.76)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $11,308           $25,364           $56,874

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (excluding dividends on
    short sales, after expense reimbursement)              3.04%(2)          3.04%             3.00%(2)
  Operating expenses (including dividends on
    short sales, after expense reimbursement)              4.61%(2)(4)       4.58%             4.35%(2)(4)
  Net investment income                                    1.93%(2)          1.24%             1.63%(2)
Portfolio turnover rate                                     187%(3)           453%              216%

                                                                         CLASS I
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        4/30/00            ENDED           5/1/98 TO
                                                      (UNAUDITED)         10/31/99         10/31/98
Net asset value, beginning of period                    $ 10.62           $ 10.85           $ 11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                             0.15(6)           0.28              0.14
  Net realized and unrealized gain (loss)                 (0.81)            (0.28)            (0.63)
                                                        -------           -------           -------
      TOTAL FROM INVESTMENT OPERATIONS                    (0.66)               --             (0.49)
                                                        -------           -------           -------
LESS DISTRIBUTIONS
  Dividends from net investment income                    (0.29)            (0.23)               --
                                                        -------           -------           -------
Change in net asset value                                 (0.95)            (0.23)            (0.49)
                                                        -------           -------           -------
NET ASSET VALUE, END OF PERIOD                          $  9.67           $ 10.62           $ 10.85
                                                        =======           =======           =======
Total return(1)                                           (6.35)%(3)        (0.01)%           (4.32)%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $13,324           $19,549           $20,846

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses (excluding dividends on
    short sales, after expense reimbursement)              2.05%(2)          2.04%             2.00%(2)
  Operating expenses (including dividends on
    short sales, after expense reimbursement)              3.62%(2)(5)       3.58%             3.35%(2)(5)
  Net investment income                                    2.93%(2)          2.24%             2.63%(2)
Portfolio turnover rate                                     187%(3)           453%              216%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 4.68% and 4.39% for the periods ended
     April 30, 2000 and October 31, 1998, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets (including dividends on short sales) would have been 3.70% and 3.39% for the periods ended
     April 30, 2000 and October 31, 1998, respectively.
(6)  Computed using average shares outstanding.

20                     See Notes to Financial Statements

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix-Euclid Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust presently consists of one investment portfolio: Phoenix-Euclid Market Neutral Fund (the "Fund"). The Fund seeks long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

  The Fund offers Class A, Class B, Class C and Class I shares. Effective
April 3, 2000, Class A shares are sold with a front-end sales charge of up to 5.75%. Prior to that date, the maximum sales charge was 5.50%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase. Class I shares have no sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund does not amortize premiums, but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)

the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

G. OPTIONS:

  The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. SHORT SALES:

  A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. Dividends paid by the Fund in connection with such short sales are recorded as expenses. At April 30, 2000, the value of securities sold short amounted to $37,122,876 against which collateral of $75,742,966 was held. The collateral includes the deposits with broker for securities sold short and the common stocks held long, as shown in the Schedule of Investments and Securities Sold Short.

I. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

J. BORROWINGS:

  The Fund is a participant in a Liquidity Line of Credit with The Bank of New York for $100,000,000. The Fund has not had to use the Line of Credit since it became a participant on December 16, 1998. If a Fund uses the Line of Credit, it will be collateralized by that Fund's portfolio.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the Adviser, Euclid Advisors LLC, a wholly-owned subsidiary of Zweig/Glaser Advisers LLC, which is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., is entitled to a fee at an annual rate of 1.50% of the average daily net assets of the Fund.

  Effective February 28, 2000, the Adviser has voluntarily agreed to reimburse the Fund to the extent that total expenses (excluding taxes, interest, dividends on short sales, brokerage commissions, 12b-1 fees and extraordinary expenses) exceed 2.00% of the Fund's average daily net assets through February 28, 2001.

  As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), has advised the Fund that it retained net selling commissions of $1,047 for Class A shares and deferred sales charges of $355,489 for Class B shares and $4,438 for Class C shares for the six months ended
April 30, 2000. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each Fund. There is no distribution fee for Class I shares. The Distributor has advised the Fund that of the total amount expensed for the six months ended April 30, 2000, $123,150 was retained by the Distributor and $122,036 was paid out to unaffiliated participants.

PHOENIX-EUCLID MARKET NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (UNAUDITED) (CONTINUED)

  Effective November 1, 1999, PEPCO became Financial Agent of the Fund, and receives a fee for financial reporting, tax services and oversight of subagent's performance based upon an annual rate of 0.07% of the average daily net assets of the Fund for the first $50 million; 0.06% of such value between $50 million and $200 million; and 0.01% of such value in excess of $200 million.

  Prior to that date, The Bank of New York was the Financial Agent of the Fund and was paid according to the same fee schedule.
  Effective November 1, 1999, PFPC, Inc., a subagent to PEPCO, receives a fee which ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust as sub-transfer agent. For the six months ended April 30, 2000, transfer agent fees were $52,756 of which PEPCO retained $4,932 which is net of fees paid to State Street.

3. PURCHASE AND SALE OF SECURITIES

  During the six months ended April 30, 2000, purchases and sales of investments, excluding short-term securities, repurchase agreements and futures contracts, were as follows:

Purchases...............................  $108,443,588
Sales...................................   163,352,499
Short sales.............................    98,706,974
Purchases to cover short sales..........   161,760,870

  There were no purchases or sales of long-term U.S. Government Securities.

  At April 30, 2000, the Fund had entered into futures contracts as follows:

                                                      Value of
                                                      Contracts     Market         Net
                                          Number of     When       Value of     Unrealized
Description                               Contracts    Opened      Contracts   Appreciation
-----------                               ---------  -----------  -----------  ------------
Standard & Poor's 500 Index.............       (5)   $(1,860,628) $(1,825,000)   $35,628

4. OTHER

  As of April 30, 2000, the Fund had 1 shareholder who individually owned 11.6% of total net assets, who is not affiliated with PHL or PXP.

5. CAPITAL LOSS CARRYOVERS

  At October 31, 1999, the Fund had capital loss carryovers of $9,389,382 and $7,745,316, expiring in 2006 and 2007, respectively. These may be used to offset future capital gains.

  This report is not authorized for distribution to prospective investors in the Phoenix-Euclid Market Neutral Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-EUCLID FUNDS
900 Third Avenue, 31st Floor
New York, New York 10022

TRUSTEES
James Balog
Claire B. Benenson
S. Leland Dill
Philip R. McLoughlin
Donald B. Romans

OFFICERS
Philip R. McLoughlin, Chairman and Chief
  Executive Officer
Martin E. Zweig, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Thomas N. Steenburg, Senior Vice President
Barry M. Mandinach, First Vice President
Carlton B. Neel, First Vice President
Nancy G. Curtiss, Treasurer
Beth Abraham, Assistant Vice President
David O'Brien, Assistant Vice President
Marc Baltuch, Secretary

INVESTMENT ADVISER
Euclid Advisors LLC
900 Third Avenue, 31st Floor
New York, New York 10022-4728

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200
                                                           PRSRT STD
                                                          U.S. Postage
                                                             PAID
                                                            Andrew
                                                           Associates
[LOGO]



For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com



PXP 2180A (6/00)

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200


[LOGO]



For more information about
Phoenix mutual funds, please call
your financial representative or
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PXP 2180A (6/00)